Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Schedule of Marketable Securities

	2017	2018	2018
	Rmb	Rmb	US$
Marketable securities:
Equity securities listed in Hong Kong:
Adjusted cost	69,319	64,228	9,342
Unrealized losses	(44,975)	(48,272)	(7,022)
Exchange differences	2,018	(1,676)	(243)

Total at fair value	26,362	14,280	2,077
Less: classified as non-current marketable securities (Note 2(d))	16,798	9,324	1,356

	9,564	4,956	721